Significant Accounting Policies (Details) - Schedule of disaggregates its revenue from contracts with customers by service type - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Professional Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,992,942		$ 4,762,645
Construction [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,375,091	3,650,379	19,473,292	12,394,889
Revenue by service type [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,368,033	3,650,379	24,235,937	12,394,889
Short-term [Member]
Disaggregation of Revenue [Line Items]
Revenue	65,085	20,615	138,089	49,328
Long-term [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,302,948	3,629,764	24,097,848	12,345,561
Revenue by contract duration [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,368,033	3,650,379	24,235,937	12,394,889
Fixed-price [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,375,091	3,650,379	19,473,292	12,394,889
Time-and-materials [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,992,942		4,762,645
Revenue by contract type [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 11,368,033	$ 3,650,379	$ 24,235,937	$ 12,394,889